Cover Page Document	6 Months Ended	7 Months Ended
	Jun. 30, 2019	Jul. 22, 2019
Document Information [Line Items]
Trading Symbol	BRO
Entity Central Index Key	0000079282
Entity Filer Category	Large Accelerated Filer
Document Period End Date		Jul. 22, 2019
Document Type	8-K
Entity Registrant Name	BROWN & BROWN, INC.
Amendment Flag	false